Quarterly Report
March 31, 2023
Massachusetts
Investors Trust
MIT-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 3.6%
Honeywell International, Inc.	610,037	$116,590,271
Howmet Aerospace, Inc.	2,401,467	101,750,157
		$218,340,428
Alcoholic Beverages – 2.5%
Diageo PLC	1,569,946	$69,991,770
Pernod Ricard S.A.	344,335	78,019,354
		$148,011,124
Apparel Manufacturers – 1.5%
LVMH Moet Hennessy Louis Vuitton SE	101,979	$93,387,444
Biotechnology – 0.4%
Illumina, Inc. (a)	114,576	$26,644,649
Brokerage & Asset Managers – 2.2%
Charles Schwab Corp.	851,266	$44,589,313
NASDAQ, Inc.	1,661,840	90,852,793
		$135,442,106
Business Services – 4.1%
Amdocs Ltd.	1,075,958	$103,324,247
Fidelity National Information Services, Inc.	1,028,589	55,883,240
Fiserv, Inc. (a)	802,192	90,671,762
		$249,879,249
Cable TV – 2.0%
Cable One, Inc.	39,283	$27,576,666
Comcast Corp., “A”	2,411,360	91,414,658
		$118,991,324
Chemicals – 0.6%
PPG Industries, Inc.	255,486	$34,127,820
Computer Software – 11.1%
Adobe Systems, Inc. (a)	216,987	$83,620,280
Check Point Software Technologies Ltd. (a)	608,012	79,041,560
Microsoft Corp.	1,539,578	443,860,338
Salesforce, Inc. (a)	325,571	65,042,574
		$671,564,752
Computer Software - Systems – 3.0%
Apple, Inc.	1,087,828	$179,382,837
Construction – 1.6%
Masco Corp.	1,194,767	$59,403,815
Sherwin-Williams Co.	172,872	38,856,440
		$98,260,255
Consumer Products – 2.1%
Colgate-Palmolive Co.	707,893	$53,198,159
International Flavors & Fragrances, Inc.	183,204	16,847,440
Kimberly-Clark Corp.	437,767	58,757,087
		$128,802,686

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 1.0%
Crown Holdings, Inc.	730,339	$60,406,339
Electrical Equipment – 5.0%
AMETEK, Inc.	486,944	$70,767,571
Fortive Corp.	912,269	62,189,378
Johnson Controls International PLC	1,676,461	100,956,481
TE Connectivity Ltd.	524,332	68,766,142
		$302,679,572
Electronics – 2.9%
Analog Devices, Inc.	414,145	$81,677,677
Texas Instruments, Inc.	504,265	93,798,333
		$175,476,010
Energy - Independent – 2.5%
ConocoPhillips	1,516,352	$150,437,282
Food & Beverages – 1.0%
Mondelez International, Inc.	853,867	$59,531,607
Forest & Paper Products – 0.6%
Rayonier, Inc., REIT	1,145,003	$38,082,800
General Merchandise – 1.0%
Dollar General Corp.	297,914	$62,698,980
Health Maintenance Organizations – 1.4%
Cigna Group	321,006	$82,026,663
Insurance – 1.9%
Chubb Ltd.	279,749	$54,321,661
Willis Towers Watson PLC	256,329	59,565,733
		$113,887,394
Internet – 6.1%
Alphabet, Inc., “A” (a)	2,619,314	$271,701,441
Alphabet, Inc., “C” (a)	913,212	94,974,048
		$366,675,489
Leisure & Toys – 1.7%
Electronic Arts, Inc.	854,150	$102,882,367
Major Banks – 5.9%
Bank of America Corp.	3,657,563	$104,606,302
Goldman Sachs Group, Inc.	318,924	104,323,229
JPMorgan Chase & Co.	1,147,903	149,583,240
		$358,512,771
Medical & Health Technology & Services – 1.4%
ICON PLC (a)	404,712	$86,442,436
Medical Equipment – 6.5%
Agilent Technologies, Inc.	207,352	$28,685,076
Becton, Dickinson and Co.	392,841	97,243,861
Danaher Corp.	143,051	36,054,574
Maravai Lifesciences Holdings, Inc., “A” (a)	1,132,984	15,873,106
Medtronic PLC	1,234,014	99,486,209

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc.	196,571	$113,297,627
		$390,640,453
Network & Telecom – 1.3%
Equinix, Inc., REIT	106,984	$77,139,743
Other Banks & Diversified Financials – 4.3%
Mastercard, Inc., “A”	334,652	$121,615,883
Visa, Inc., “A”	618,503	139,447,687
		$261,063,570
Pharmaceuticals – 7.5%
Eli Lilly & Co.	221,333	$76,010,179
Johnson & Johnson	622,560	96,496,800
Merck & Co., Inc.	1,064,264	113,227,047
Vertex Pharmaceuticals, Inc. (a)	353,619	111,414,738
Zoetis, Inc.	341,064	56,766,692
		$453,915,456
Railroad & Shipping – 1.1%
Canadian Pacific Railway Ltd.	825,537	$63,516,817
Specialty Chemicals – 1.2%
DuPont de Nemours, Inc.	982,389	$70,506,059
Specialty Stores – 7.0%
Amazon.com, Inc. (a)	1,012,391	$104,569,866
Costco Wholesale Corp.	152,538	75,791,556
Home Depot, Inc.	312,269	92,156,827
Target Corp.	560,371	92,814,249
Tractor Supply Co.	244,941	57,570,933
		$422,903,431
Telecommunications - Wireless – 1.5%
American Tower Corp., REIT	443,254	$90,574,522
Trucking – 0.4%
Old Dominion Freight Line, Inc.	63,631	$21,687,990
Utilities - Electric Power – 1.2%
American Electric Power Co., Inc.	553,139	$50,330,117
Xcel Energy, Inc.	359,920	24,273,005
		$74,603,122
Total Common Stocks		$5,989,125,547
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 4.56% (v)	52,708,933	$52,719,475

Other Assets, Less Liabilities – 0.0%		455,107
Net Assets – 100.0%		$6,042,300,129
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $52,719,475 and $5,989,125,547, respectively.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$5,605,168,602	$—	$—	$5,605,168,602
France	93,387,444	78,019,354	—	171,406,798
Israel	79,041,560	—	—	79,041,560
United Kingdom	69,991,770	—	—	69,991,770
Canada	63,516,817	—	—	63,516,817
Mutual Funds	52,719,475	—	—	52,719,475
Total	$5,963,825,668	$78,019,354	$—	$6,041,845,022
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$45,174,949	$102,049,619	$94,507,870	$(4,447)	$7,224	$52,719,475
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$429,235	$—